FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:   12/31/2016

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box “☑” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	MEMBERS Horizon Variable Annuity

	B.	File Number:	811-23092

	C.	Telephone Number:	(319) 352-1000, ext 6654320

2.	A.	Street:	2000 Heritage Way

	B.	City:	Waverly

	C.	State:	IA

	D.	Zip Code:	50677 Zip Ext.: 9202

	E.	Foreign Country:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N) Y

4.	Is this the last filing on this form by Registrant? (Y/N) N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N) N

	B.	How many separate series or portfolios did Registrant have at the end of the period?		1

For period ending 12/31/2016	If filing more than one
File number 811-023092	Page 2, “X” box:	☐

C.   List the name and each series of portfolio and give a consecutive number to each series or portfolio starting with the number 1.   USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SBUMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED THE FORM IS FILED.

Is this filing the last
Series Number	Series Name	filing for this series?

1	MEMBERS Horizon Variable Annuity	N

(NOTE:   See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

UNIT INVESTMENT TRUSTS

111.	A.	☑	Depositor Name: MEMBERS Life Insurance Company

	B.	☐	File Number (If any):

	C.	☑	City: Madison	State: WI	Zip Code: 53705	Zip Ext:

		☐	Foreign Country:		Foreign Postal Code:

112.	A.	☑	Sponsor Name: MEMBERS Life Insurance Company

	B.	☐	File Number (If any):

	C.	☑	City: Madison	State: WI	Zip Code: 53705	Zip Ext:

		☐	Foreign Country:		Foreign Postal Code:

113.	A.	☐	Trustee Name:

	B.	☐	City:	State:	Zip Code:	Zip Ext:

		☐	Foreign Country:		Foreign Postal Code:

114.	A.	☑	Principal Underwriter Name: CUNA Brokerage Services, Inc.

	B.	☑	File Number: 008-30027

	C.	☑	City: Waverly	State: IA	Zip Code: 50677	Zip Ext.:

		☐	Foreign Country:		Foreign Postal Code:

115.	A.	☑	Independent Public Accountant Name: Deloitte & Touche LLP

	B.	☑	City: Chicago	State: IL	Zip Code: 60606	Zip Ext.:

		☐	Foreign Country:		Foreign Postal Code:

116.	Family of investment companies information:

	A.	☑	Is Registrant part of a family of investment companies? (Y/N)			N

	B.	☐	Identify the family in 10 letters:
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117.	A.	☑	Is Registrant a separate account of an insurance company? (Y/N) If answer is “Y” (Yes,) are any of the following types of contracts funded by the Registrant?

	B.	☑	Variable annuity contracts? (Y/N)	Y

	C.	☑	Scheduled premium variable life contracts? (Y/N)	N

	D.	☑	Flexible premium variable life contracts? (Y/N)	N

	E.	☑	Other types of insurance products registered under the Securities Act of 1933	N

118.	☑		State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933	1

119.	☑		State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period	1

120.	☐		State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)

121.	☑		State the number of series for which a current prospectus was in existence at the end of the period	1

122.	☑		State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period	1

123.	☑		State the total value of the additional units considered in answering item 122 ($000’s omitted)	$20,438

124.	☐		State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	0

125.	☑		State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$732

126.			Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0

127.			List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)

A.	U.S. Treasury direct issue		$	$

B.	U.S. Government agency		$	$

C.	State and municipal tax-free		$	$

D.	Public utility debt		$	$

E.	Brokers or dealers debt or debt of
	brokers’ or dealers’ parent		$	$

F.	All other corporate intermed. & long-
	term debt		$	$

G.	All other corporate short-term debt		$	$

H.	Equity securities of brokers or dealers
	or parents of brokers or dealers		$	$

I.	Investment company equity securities		$	$

J.	All other equity securities	1	$20,221	$97

K.	Other securities		$	$

L.	Total assets of all series of registrant	1	$20,221	$97

128.	☑	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)	N
[If answer is “N” (No), go to item 131.]

129.	☐	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
[If answer is “N” (No), go to item 131.]

130.		In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.	☑	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$97

132.	☐	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-23092	811-__________	811-__________	811-__________	811-__________

This report is signed on behalf of the Registrant (or depositor or trustee)

City of:	Madison	State of:	Wisconsin	Date: February 27, 2017

MEMBERS® Horizon Variable Separate Account (Registrant)
By: MEMBERS Life Insurance Company (Depositor)

Witness:

/s/Ross D. Hansen	By:/s/David L. Sweitzer
Ross D. Hansen, Associate General Counsel	David L. Sweitzer
Witness (Name and Title)	President